Income Taxes - Composition of income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Composition of income tax
Current income tax expense	¥ (42)	¥ 361	¥ 155
Deferred taxation			(53)
Total	¥ (42)	¥ 361	¥ 102